Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 29, 2015
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2005 Fund—I Class

T. Rowe Price Retirement I 2010 Fund—I Class

T. Rowe Price Retirement I 2015 Fund—I Class

T. Rowe Price Retirement I 2020 Fund—I Class

T. Rowe Price Retirement I 2025 Fund—I Class

T. Rowe Price Retirement I 2030 Fund—I Class

T. Rowe Price Retirement I 2035 Fund—I Class

T. Rowe Price Retirement I 2040 Fund—I Class

T. Rowe Price Retirement I 2045 Fund—I Class

T. Rowe Price Retirement I 2050 Fund—I Class

T. Rowe Price Retirement I 2055 Fund—I Class

T. Rowe Price Retirement I 2060 Fund—I Class

T. Rowe Price Retirement Balanced I Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2005 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2005 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2010 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2010 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2015 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2015 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2020 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2020 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2025 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2025 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2030 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2030 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2035 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2035 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2040 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2040 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2045 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2045 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2050 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2050 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2055 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2055 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement I 2060 Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement I 2060 Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.

T. Rowe Price Retirement Balanced I Fund-I Class
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trprfi3_SupplementTextBlock
T. Rowe Price Retirement Balanced I Fund—I Class

Supplement to Prospectus Dated September 29, 2015

Effective February 1, 2016, the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund will be added to the list of stock funds in which each T. Rowe Price Retirement I Fund (Fund) can invest. The T. Rowe Price Mid-Cap Index Fund will be added as a Domestic Mid-Cap Stock fund and the T. Rowe Price Small-Cap Index Fund will be added as a Domestic Small-Cap Stock fund. As set forth in the neutral allocation table in each Fund’s summary in Section 1, a percentage of each Fund’s portfolio is allocated to particular sectors. The addition of these two funds as underlying funds will not change each Fund’s total allocation to either the Domestic Mid-Cap Stocks sector or the Domestic Small-Cap Stocks sector but each Fund’s neutral allocation to these particular sectors can be achieved through investments in any of the underlying funds currently listed in the table and/or the T. Rowe Price Mid-Cap Index Fund and the T. Rowe Price Small-Cap Index Fund, respectively.

In each Fund’s summary in Section 1, under “Principal Investment Strategies,” the table that sets forth the Fund’s neutral allocations is hereby revised accordingly.